Schedule V - Valuation and Qualifying Accounts (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Movement in valuation and qualifying accounts
Balance at Beginning of Year	$ 0.0	$ 0.4	$ 7.1
Charged to Costs and Expenses	0.0	(0.4)	(6.7)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.4
Valuation allowance for mortgage loans on real estate
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.4	1.7
Charged to Costs and Expenses	0.0	(0.4)	(1.3)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.4
Valuation allowance for uncollectible agents balances
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	4.3
Charged to Costs and Expenses	0.0	0.0	(4.3)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.0
Valuation allowance for uncollectible accounts
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	1.0
Charged to Costs and Expenses	0.0	0.0	(1.0)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	0.0	0.0	0.0
Valuation allowance for reinsurance recoverables
Movement in valuation and qualifying accounts
Balance at Beginning of Year	0.0	0.0	0.1
Charged to Costs and Expenses	0.0	0.0	(0.1)
Charged to Other Accounts	0.0	0.0	0.0
Deductions	0.0	0.0	0.0
Balance at End of Year	$ 0.0	$ 0.0	$ 0.0